Concentrations: Schedule of Concentration Risk - Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Concentration Risk - Revenues
Customer	2016	2015

A	40.93%	42.93%
B	29.97%	10.06%
D	8.72%	19.57%
E	7.03%	3.04%
F	4.61%	3.85%